Supplement to the
Fidelity® Healthy Future Fund
Class A, Class M, Class C, Class I, and Class Z
June 29, 2024
Summary Prospectus

Melissa Reilly no longer serves as Co-Portfolio Manager of the fund.
The following information replaces similar information found in the "Fund Summary" section under the "Investment Adviser" heading.
FMR (the Adviser) is the fund's manager. FMR Investment Management (UK) Limited (FMR UK) and other investment advisers serve as sub-advisers for the fund.
The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Allyson Ke (Co-Portfolio Manager) has managed the fund since 2025.
AHWF-SUSTK-0425-101 1.9911367.101	April 21, 2025
Supplement to the
Fidelity® Healthy Future Fund
June 29, 2024
Summary Prospectus

Melissa Reilly no longer serves as Co-Portfolio Manager of the fund.
The following information replaces similar information found in the "Fund Summary" section under the "Investment Adviser" heading.
FMR (the Adviser) is the fund's manager. FMR Investment Management (UK) Limited (FMR UK) and other investment advisers serve as sub-advisers for the fund.
The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Allyson Ke (Co-Portfolio Manager) has managed the fund since 2025.
HWF-SUSTK-0425-101 1.9911373.101	April 21, 2025